Equipment	12 Months Ended
Nov. 30, 2022
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment

Equipment consists of the following:

	Camp Structures	Exploration Equipment	Vehicles	Total
Cost
Balance at November 30, 2019	$322,393	$152,866	$218,380	$693,639
Additions	—	—	—	—
Balance at November 30, 2020	322,393	152,866	218,380	693,639
Additions	—	—	—	—
Balance at November 30, 2021	322,393	152,866	218,380	693,639
Additions	—	—	—	—
Balance at November 30, 2022	$322,393	$152,866	$218,380	$693,639

Accumulated Depreciation
Balance at November 30, 2019	$279,407	$132,484	$189,263	$601,154
Depreciation	42,986	20,382	29,117	92,485
Balance at November 30, 2020	322,393	152,866	218,380	693,639
Depreciation	—	—	—	—
Balance at November 30, 2021	322,393	152,866	218,380	693,639
Depreciation	—	—	—	—
Balance at November 30, 2022	$322,393	$152,866	$218,380	$693,639

Equipment, net
At November 30, 2020	$—	$—	$—	$—
At November 30, 2021	$—	$—	$—	$—
At November 30, 2022	$—	$—	$—	$—

Depreciation expense was nil, nil and $92,485 for the years ended November 30, 2022, 2021 and 2020, respectively.